Inventories, net (Details Narrative) - 12 months ended Apr. 30, 2026	USD ($)	SGD ($)
Inventory Disclosure [Abstract]
Recognized as cost of goods	$ 2,195	$ 2,796
Inventory written off	$ 2,039	$ 2,597